Trade and other receivables - Ageing (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 28,258	$ 30,637
Accumulated Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,101)	(7,536)
Trade notes and accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,157	23,101
Trade notes and accounts receivable | Current
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,602	10,040
Trade notes and accounts receivable | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,423	8,180
Trade notes and accounts receivable | Past due but not impaired | 30 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	166	1,399
Trade notes and accounts receivable | Past due but not impaired | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,966	3,482
Trade notes and accounts receivable | Gross Carrying Amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,258	30,637
Trade notes and accounts receivable | Accumulated Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (5,101)	$ (7,536)	$ (6,412)